Geographic Segment Reporting (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue		$ 49,281	$ 51,534	$ 32,737
Depreciation, depletion, amortization and impairment	(2,810)	(12,005)	(42,018)	(41,219)
General and administrative expenses	(171,173)	(106,075)	(345,322)	(416,736)
Other income (expenses)	(30,057)	(27,404)	(123,898)	(100,175)
Net loss	(204,040)	(96,203)	$ (525,393)	$ (525,393)
USA [Member
Revenue
Depreciation, depletion, amortization and impairment
General and administrative expenses	(152,334)
Other income (expenses)
Net loss	(152,334)
Malaysia [Member]
Revenue		49,281
Depreciation, depletion, amortization and impairment	(2,810)	12,005
General and administrative expenses	(18,839)	106,075
Other income (expenses)	(30,057)	(27,404)
Net loss	$ (51,706)	$ (96,203)